Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Amounts Due to and from CMA CGM Companies

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2015	December 31, 2014

Amounts due to CMA CGM companies presented within current liabilities	$1,878	$2,366

Amounts due from CMA CGM companies presented within current assets	$2,124	$1,183

Summary of Revenues Generated from Charters to CMA CGM

at December 31, 2015. Revenues generated from charters to CMA CGM are summarized as follows:

	Year ended December 31,
	2015	2014	2013

Revenue generated from charters to CMA CGM	$133,351	$133,426	$143,212